PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

Note 7—PROPERTY AND EQUIPMENT

        Property and equipment consisted of the following:

	December 31,
(Dollars in thousands)	2012	2011
Land	$5,297	$5,467
Premises	13,990	13,990
Equipment	7,187	6,381

	26,474	25,838
Accumulated depreciation	9,216	8,355

	$17,258	$17,483

        Provision for depreciation included in operating expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $862 thousand, $841 thousand, and $882 thousand, respectively.